Advances (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Schedule of Advances from Nonaffiliated Collaboration	As of September 30, 2014, no revenues were realized from this agreement.

	September 30,	December 31,
	2014	2013
BioTime, Inc. (in thousands)	$250	$250
As of December 31, 2013, no revenues were realized from this agreement.

	December 31, 2013	December 31, 2012

BioTime, Inc. (in thousands)	$250	$250